OTHER PAYABLES - Related Party (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Other Payables [Line Items]
Total	¥ 3,533,918	$ 527,630	¥ 9,862,762
Related Parties
Other Payables [Line Items]
Expenses paid by the major shareholders	1,396,419	208,492	1,594,543
Due to family members of the owners of BHD and FGS	590,159	88,113	545,159
Due to management staff for costs incurred on behalf of the Company	253,557	37,857	260,965
Total	¥ 2,240,135	$ 334,462	¥ 2,400,667